Long-Term Debt and Other Financial Liabilities - Principal Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt and Other Financial Liabilities
2025	$ 44,167
2026	44,167
2027	44,167
2028	44,167
Thereafter	146,223
Total long-term debt	$ 322,891	$ 420,642